Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

22.	Subsequent Events

On April 14, 2026, the Company, LEEF Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), Standard Holdings, Inc., a Delaware corporation (“SHI”), and Robert J. Mendola, Jr., solely in his capacity as representative of the stockholders of SHI (the “Representative”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). Upon the closing of the Merger Agreement, Merger Sub will be merged with and into SHI (the “Merger”) whereupon the separate corporate existence of Merger Sub will cease, with SHI continuing as the surviving corporation of the Merger as a wholly owned subsidiary of the Company.

As consideration for the Merger, the Company will (a) issue an aggregate of 12,592,960 shares of the Company’s common shares, no par value (“Merger Shares”), to the holders of SHI’s senior preferred stock as well as 1,095,040 shares of the Company’s common shares as management incentive shares and (b) pay an aggregate of $10,000.00 in cash to the holders of SHI’s common stock and series seed preferred stock. The closing issuance of Merger Shares may be adjusted after the closing, pursuant to procedures set forth in the Merger Agreement, in connection with the finalization of working capital amounts at closing. The Merger Shares will be subject to a twelve (12) month lock-up agreement, with one-third (1/3) of the Merger Shares being released from the lock-up obligation after each four-month period following the closing date. The transaction closed on April 27, 2026.

On April 19, 2026, approximately 22.4 million warrants have expired and are no longer exercisable.

On April 21, 2026, the Company issued 705,373 common shares for services.

24.	Subsequent Events

The Company has evaluated subsequent events for adjustment to or disclosure in its consolidated financial statements through the date of this report, and has not identified any recordable or disclosable events, not otherwise reported in these consolidated financial statements or the notes thereto, with the exception of those noted below.

On February 27, 2026, Anderson Development SB, LLC, a subsidiary of the Company, entered into Amendment No. 1 to its Loan Agreement and Promissory Note Secured by Deed of Trust with Arbor Ranch SB, LLC (the “Lender”), originally dated May 25, 2023, pursuant to which the Lender had loaned the Borrower up to $7,000,000. The Amendment modifies the repayment schedule, providing for twelve monthly installments of $50,000 for calendar year 2026, totaling $600,000, with the first payment of $150,000 due March 15, 2026 (covering January, February, and March 2026). Normal repayment terms resume January 1, 2027, and the Borrower shall make a one-time catch-up payment of $484,638 on August 30, 2027. The Lender also waived all events of default existing as of the date of the Amendment. Concurrently, the Company amended and restated a warrant to purchase common stock originally issued to James Shields on May 25, 2023, reducing the exercise price to CAD$0.30 per share and extending the exercise period by five years from February 27, 2026.

On March 12, 2026, subsequent to the fiscal year ended December 31, 2025, the Company announced the initial closing of an up to $8.0 million non-brokered private placement financing, with an initial tranche of $4.5 million led by Mindset Capital. The financing consists of two concurrent offerings: (i) units priced at CAD$0.25 per unit, each comprising one common share and one common share purchase warrant exercisable at CAD$0.30 per share for a period of two years; and (ii) preferred shares bearing a 15% annual dividend (10% payable in cash and 5% payable in-kind), convertible into common shares at CAD$0.38 per share. The Company intends to use the net proceeds primarily to expand cannabis cultivation at its Salisbury Canyon Ranch property to the full 179.9 licensed acres, with construction expected to be completed by the fall of 2026 and full-scale planting completed in 2027. In connection with the financing, the Company appointed Robert J. Mendola, Jr. to its Board of Directors.